Legal Status, Owners Management and Business Activity (Details) - Schedule of owners of the company	12 Months Ended
Dec. 31, 2018 USD ($) shares
Legal Status, Owners Management and Business Activity (Details) - Schedule of owners of the company [Line Items]
Number of Shares | shares	5,000,000
% of Shares	100.00%
Value in USD | $	$ 1,361,285
HH Sheikh Mohammed Khalifa Zayed Al Nahyan [Member]
Legal Status, Owners Management and Business Activity (Details) - Schedule of owners of the company [Line Items]
Number of Shares | shares	1,000,000
% of Shares	20.00%
Value in USD | $	$ 272,257
M/s. AL Brooge Capital Providing for Oil and Gas LLC [Member]
Legal Status, Owners Management and Business Activity (Details) - Schedule of owners of the company [Line Items]
Number of Shares | shares	1,000,000
% of Shares	20.00%
Value in USD | $	$ 272,257
M/s. Emirates Investment LLC FZC [Member]
Legal Status, Owners Management and Business Activity (Details) - Schedule of owners of the company [Line Items]
Number of Shares | shares	3,000,000
% of Shares	60.00%
Value in USD | $	$ 816,771